Provisions (Tables)	12 Months Ended
Mar. 31, 2018
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Schedule of provisions

	Environmental £m	Decommissioning £m	Restructuring £m	Emissions £m	Other £m	Total provisions £m
At 1 April 2016	1,169	141	30	18	361	1,719
Exchange adjustments	137	13	—	2	36	188
Additions	572	107	16	12	308	1,015
Unused amounts reversed	(75)	—	(5)	—	(6)	(86)
Unwinding of discount	60	—	1	—	12	73
Utilised	(110)	(19)	(25)	—	(73)	(227)
Disposal of UK Gas Distribution	(32)	(21)	—	—	(41)	(94)
At 31 March 2017	1,721	221	17	32	597	2,588
Exchange adjustments	(158)	(9)	—	(2)	(26)	(195)
Additions	27	2	10	12	23	74
Unused amounts reversed[1]	(45)	(19)	(6)	—	(37)	(107)
Unwinding of discount	61	5	1	—	8	75
Utilised[2]	(75)	(6)	(7)	(34)	(146)	(268)
Transfers[3]	—	—	(12)	—	(103)	(115)
At 31 March 2018	1,531	194	3	8	316	2,052

	2018	2017
	£m	£m
Current	273	416
Non-current	1,779	2,172
	2,052	2,588

1.	Unused amounts reversed from other provisions include £16 million in relation to discontinued operations.

2.	Utilised amounts for other provisions include £77 million in relation to discontinued operations.

3.	Represents net amounts transferred to trade and other payables (see note 21) of £115 million (2017: £nil).

Schedule of environmental provision
The environmental provision is as follows:

	2018			2017
	Discounted £m	Undiscounted £m	Real discount rate	Discounted £m	Undiscounted £m	Real discount rate
UK sites	213	235	1%	242	270	1%
US sites	1,318	1,410	1%	1,479	1,619	1%
	1,531	1,645		1,721	1,889